UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4049

DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS GNMA Fund

	Principal Amount ($)	Value ($)

Government National Mortgage Association 79.0%
Government National Mortgage Association:
4.5%, 12/1/2033 (e)	28,000,000	28,358,750
5.0%, with various maturities from 5/20/2019 until 12/15/2038 (a) (e)	279,245,498	287,095,618
5.5%, with various maturities from 7/20/2013 until 3/15/2038 (a) (e)	529,091,678	547,200,921
6.0%, with various maturities from 7/15/2014 until 11/15/2038 (a) (e)	590,934,720	611,703,579
6.5%, with various maturities from 3/15/2009 until 12/15/2037	133,922,886	139,881,680
7.0%, with various maturities from 2/15/2009 until 11/15/2038 (a)	83,973,610	87,730,387
7.5%, with various maturities from 6/15/2009 until 1/15/2037	33,527,668	35,263,180
8.0%, with various maturities from 8/20/2012 until 9/20/2013	77,721	80,964
9.0%, with various maturities from 2/15/2020 until 7/15/2030	1,116,941	1,247,979
10.5%, with various maturities from 10/20/2016 until 1/20/2021	375,540	433,444

11.5%, with various maturities from 4/15/2013 until 2/15/2016	88,123	100,577
12.0%, with various maturities from 12/15/2012 until 7/15/2015	324,884	375,420
12.5%, with various maturities from 5/15/2010 until 8/15/2015	182,137	208,789
13.0%, 5/15/2015	5,134	5,983
13.5%, with various maturities from 11/15/2012 until 9/15/2014	34,206	39,797
14.0%, 7/15/2011	14,949	16,184
14.5%, 10/15/2014	21,797	25,536
16.0%, 2/15/2012	13,898	15,756

Total Government National Mortgage Association (Cost $1,714,009,567)		1,739,784,544
Collateralized Mortgage Obligations 16.4%
Federal Home Loan Mortgage Corp.:
"AF", Series 2892, 1.495% *, 5/15/2021	4,042,510	4,003,966
"FA", Series 3237, 1.545% *, 11/15/2036	7,050,742	6,808,266
"FP", Series 3069, 1.695% *, 6/15/2035	4,441,714	4,327,473
"GZ", Series 2906, 5.0%, 9/15/2034	21,009,167	19,984,634
"VB", Series 2651, 5.5%, 3/15/2014	3,579,103	3,617,825
"SL", Series 2882, Interest Only, 6.005% **, 10/15/2034	5,586,955	572,201
Federal National Mortgage Association:
"FC", Series 2006-123, 0.731% *, 1/25/2037	6,012,663	5,897,601
"FA", Series 2005-87, 0.971% *, 10/25/2034	10,362,085	10,117,527
"ZA", Series 2008-24, 5.0%, 4/25/2038	15,571,967	14,263,286
"AN", Series 2007-108, 8.889% *, 11/25/2037	15,918,801	16,903,715
Government National Mortgage Association:
"PO", Series 2002-69, Principal Only, Zero Coupon, 2/20/2032	9,537,188	9,169,861
"CO", Series 2002-76, Principal Only, Zero Coupon, 3/22/2032	2,568,239	1,676,773
"PO", Series 2007-58, Principal Only, Zero Coupon, 10/20/2037	8,040,662	7,431,330
"FM", Series 2004-80, 0.808% *, 7/20/2034	30,000,000	29,405,823
"FH", Series 2007-33, 0.808% *, 6/20/2037	751,286	749,664
"FP", Series 2005-61, 1.26% *, 8/16/2035	28,559,022	27,271,724
"FP", Series 2003-67, 1.408% *, 8/20/2033	14,971,875	14,598,842
"PZ", Series 2004-74, 4.0%, 9/20/2034	3,554,909	3,025,966
"ZC", Series 2003-86, 4.5%, 10/20/2033	2,207,103	2,047,154
"A1", Series 2008-36, Interest Only, 5.0%, 10/16/2022	12,610,166	1,142,432
"GD", Series 2004-26, 5.0%, 11/16/2032	21,000,000	21,410,537
"LG", Series 2003-70, 5.0%, 8/20/2033	5,000,000	4,931,494
"KE", Series 2004-19, 5.0%, 3/16/2034	5,000,000	4,926,662
"PH", Series 2004-80, 5.0%, 7/20/2034	11,000,000	10,877,566
"LE", Series 2004-87, 5.0%, 10/20/2034	7,000,000	6,824,827
"ZB", Series 2005-15, 5.0%, 2/16/2035	12,107,845	11,576,209
"GZ", Series 2005-44, 5.0%, 7/20/2035	3,557,616	3,195,821
"CK", Series 2007-31, 5.0%, 5/16/2037	9,000,000	9,062,668
"SF", Series 2002-63, Interest Only, 5.24% **, 9/16/2032	5,752,583	551,875
"SP", Series 2005-61, Interest Only, 5.24% **, 8/16/2035	14,838,722	982,549
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	5,369,527	502,669
"PZ" Series 2003-25, 5.5%, 4/20/2033	6,823,636	6,624,632
"TZ", Series 2003-85, 5.5%, 10/20/2033	6,638,960	6,373,708
"PC", Series 2007-2, 5.5%, 6/20/2035	11,510,346	11,801,835
"Z", Series 2005-96, 5.5%, 12/16/2035	7,691,283	7,323,462
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	4,810,098
"ZA", Series 2007-30, 5.5%, 5/16/2037	5,473,487	5,168,204
"IJ", Series 2007-53, Interest Only, 5.75%, 6/20/2035	1,220,807	35,901
"SB", Series 2008-36, Interest Only, 5.763% **, 4/20/2038	30,262,496	1,315,120
"ZB", Series 2005-65, 6.0%, 9/20/2032	19,811,448	20,502,154
"PH" Series 2002- 84, 6.0%, 11/16/2032	9,000,000	9,136,322

"PB", Series 2005-92, 6.0%, 12/20/2035	8,000,000	8,002,893
"SY", Series 2004-47, Interest Only, 6.02% **, 1/16/2034	15,758,513	1,419,346
"NS", Series 2007-72, Interest Only, 6.023% **, 11/20/2037	5,848,532	234,994
"SN", Series 2005-68, Interest Only, 6.16% **, 1/17/2034	33,407,328	1,934,575
"GS", Series 2006-16, Interest Only, 6.483% **, 4/20/2036	14,623,010	1,173,589
"KS", Series 2004-96, Interest Only, 6.493% **, 7/20/2034	13,776,632	931,766
"PB", Series 2001-53, 6.5%, 11/20/2031	4,500,000	4,770,824
"IO", Series 2006-61, Interest Only, 6.5%, 11/20/2036	12,663,297	836,393
"LS", Series 2003-74, Interest Only, 6.643% **, 12/20/2030	2,729,138	147,728
"SU", Series 2004-30, Interest Only, 6.693% **, 2/20/2032	19,894,530	941,451
"SM", Series 2003-60, Interest Only, 6.71% **, 1/16/2033	26,816,832	2,908,841
"SJ", Series 1999-43, Interest Only, 6.96% **, 11/16/2029	7,826,787	827,682
"ST", Series 2004-71, 7.0%, 9/20/2034	5,750,404	5,608,429
"QA", Series 2002-13, Interest Only, 7.01% **, 2/16/2032	2,639,993	348,957

Total Collateralized Mortgage Obligations (Cost $351,925,865)		361,037,844
US Government Agency Sponsored Pass-Throughs 2.2%
Federal Home Loan Mortgage Corp.:
5.485% *, 2/1/2037	21,882,285	22,334,854
5.858% *, 1/1/2037	18,061,036	18,526,396
Federal National Mortgage Association, 5.824% *, 9/1/2036	8,457,900	8,661,964

Total US Government Agency Sponsored Pass-Throughs (Cost $48,612,675)		49,523,214
Government & Agency Obligations 6.2%
US Government Sponsored Agencies 1.7%
Federal Home Loan Bank, 7.45% *, 10/16/2023	12,000,000	11,880,000
Federal National Mortgage Association, 8.45% *, 2/27/2023 (f)	25,000,000	25,000,000

		36,880,000
US Treasury Obligations 4.5%
US Treasury Bills:
0.04% ***, 5/21/2009 (b)	527,000	526,847
0.17% ***, 1/15/2009 (b)	8,167,000	8,166,959
US Treasury Inflation-Indexed Notes:
0.625%, 4/15/2013	33,824,010	32,338,933
2.0%, 4/15/2012 (a)	17,082,080	16,657,693
3.875%, 1/15/2009 (a) (f)	42,932,500	42,600,460

		100,290,892

Total Government & Agency Obligations (Cost $138,322,823)		137,170,892
	Shares	Value ($)

Securities Lending Collateral 18.4%
Daily Assets Fund Institutional, 1.69% (c) (d) (Cost $405,731,896)	405,731,896	405,731,896
Cash Equivalents 5.3%
Cash Management QP Trust, 1.42% (c) (Cost $117,402,421)	117,402,421	117,402,421

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,776,005,247) †				127.5	2,810,650,811
Other Assets and Liabilities, Net				(27.5)	(606,146,104)

Net Assets				100.0	2,204,504,707

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2008.

**					These securities are shown at their current rate as of December 31, 2008.
***					Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $2,776,176,125. At December 31, 2008, net unrealized appreciation for all securities based on tax cost was $34,474,686. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,419,987 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,945,301.

(a)					All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2008 amounted to $388,774,537 which is 17.6% of net assets.
(b)					At December 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)					When-issued or delayed delivery securities included.
(f)					At December 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open written options.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At December 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

2 Year US Treasury Note	3/31/2009	933	200,276,410	203,452,312	3,175,902
At December 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	3/20/2009	3,914	456,875,138	492,185,500	(35,310,362)
5 Year US Treasury Note	3/31/2009	130	15,601,667	15,477,109	124,558
Total net unrealized depreciation					(35,185,804)

At December 31, 2008, open written options contracts were as follows:
Written Options		Contract Amount	Expiration Date	Strike Rate (%)	Value ($) *

Call Options
Option on an interest rate swap for the obligation to receive a fixed rate of 3.12% versus the one-year LIBOR expiring on September 18, 2010		69,000,000	9/18/2009	3.12	32,099
Option on an interest rate swap for the obligation to receive a fixed rate of 2.7% versus the one-year LIBOR expiring on October 13, 2010		69,000,000	10/13/2009	2.7	845,057
Total Call Options (Premiums received $815,925)					877,156

Put Options
Option on an interest rate swap for the obligation to pay a fixed rate of 3.12% versus the one-year LIBOR expiring on September 18, 2010		69,000,000	9/18/2009	3.12	1,787,459
Option on an interest rate swap for the obligation to pay a fixed rate of 2.7% versus the one-year LIBOR expiring on October 13, 2010		69,000,000	10/13/2009	2.7	65,591
Total Put Options (Premiums received $815,925)					1,853,050

	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Value ($) *

Call Options
30-Year GNSF	5.0	30,000,000	1/14/2009	98.9	1,096,875
30-Year GNSF	5.0	30,000,000	2/12/2009	100.3	398,439
30-Year GNSF	5.0	30,000,000	2/12/2009	102.0	281,250
30-Year GNSF	5.5	30,000,000	1/14/2009	102.0	300,000
30-Year GNSF	5.5	30,000,000	1/14/2009	100.8	646,875
30-Year GNSF	5.5	30,000,000	2/12/2009	102.0	281,250
30-Year GNSF	6.0	30,000,000	1/14/2009	101.8	431,250
30-Year GNSF	6.0	30,000,000	2/12/2009	102.0	304,689
Total Call Options (Premiums received $2,378,906)					3,740,628

Put Options
30-Year GNSF	5.0	30,000,000	1/14/2009	94.0	9,375
30-Year GNSF	5.5	30,000,000	1/14/2009	96.7	9,375
30-Year GNSF	5.5	30,000,000	3/11/2009	101.0	65,625
Total Put Options (Premiums received $1,110,938)					84,375

Total Written Options (Total Premiums received $5,121,694)					6,555,209

*			Unrealized depreciation at 12/31/08 is ($1,433,515).
GNSF: Government National Single Family
LIBOR: Represents the London InterBank Offered Rate.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Options Written, at Value	Other Financial Instruments††
Level 1	$ 405,731,896	$ -	$ (32,009,902)
Level 2	2,393,038,915	(2,730,206)	-
Level 3	11,880,000	(3,825,003)	-
Total	$ 2,810,650,811	$ (6,555,209)	$ (32,009,902)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at December 31, 2008:

	Investments in Securities	Written Options
Balance as of October 1, 2008	$ 12,000,000	$ (2,129,687)
Total realized gain (loss)	-	2,746,094
Change in unrealized appreciation (depreciation)	(120,000)	(1,073,441)
Amortization Premium/Discount	-	-
Net purchases (sales)	-	(3,367,969)
Net transfers in (out) of Level 3	-	-
Balance as of December 31, 2008	$ 11,880,000	$ (3,825,003)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008